SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of reserve for revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Balance at beginning of period	$ 1,839	$ 598
Additions to reserve	2,069	1,559
Deductions from reserve	(2,494)	(318)
Balance at end of period	$ 1,414	$ 1,839